FINANCIAL INSTRUMENTS (Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)
NIS [Member]
In NIS and USD:
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		₪ 5,719		₪ 1,140
Bank loans measured at amortized cost [Member] | NIS [Member]
In NIS and USD:
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		746		1,140
Leases measured at amortized cost [Member]
In NIS and USD:
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9 | $	$ 28		$ 138
Leases measured at amortized cost [Member] | NIS [Member]
In NIS and USD:
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		₪ 4,973